December 23, 2010

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Marshall Funds, Inc. Post-Effective Amendment No. 68 under the Securities Act of 1933 and Amendment No. 68 under the Investment Company Act of 1940
File Nos. 033-48907 and 811-58433

To the Commission:

On behalf of Marshall Funds, Inc. (the “Registrant”) we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), Post-Effective Amendment No. 68 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (Amendment No. 68 under the 1940 Act).

Filed separately is a request to accelerate Post-Effective Amendments No. 68 to the Registration Statement to become effective on December 27, 2010.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7796.

Very truly yours,

/s/ Abigail J. Murray
Abigail J. Murray